Acquisition of Alpha Mind - Schedule of Classes of Assets Acquired and Liabilities Assumed (Details) - Alpha Mind [Member] ¥ in Thousands	Dec. 28, 2023 CNY (¥)
Current assets
Cash, cash equivalents	¥ 5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Advances to suppliers	6,872
Other current assets	973
Total current assets	34,589
Non-current assets:
Restricted cash, non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total assets	40,431
Liabilities and shareholder’s deficit
Accounts payable	12,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	11,454
Total Current liabilities	24,995
Non-current liabilities:
Operating lease liabilities, non-current
Total liabilities	24,995
Net tangible assets	¥ 15,436